Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.3%
	BASIC MATERIALS — 2.9%
27,670	Ecovyst, Inc.	$302,433
9,019	Hawkins, Inc.	408,200
24,661	Kronos Worldwide, Inc.	363,257
9,334	Schweitzer-Mauduit International, Inc.	291,407
		1,365,297
	COMMUNICATIONS — 1.8%
8,564	ePlus, Inc.*	401,651
43,735	Liberty Latin America Ltd. - Class A*,1	439,537
		841,188
	CONSUMER, CYCLICAL — 11.7%
4,259	Dorman Products, Inc.*	397,876
35,874	Forestar Group, Inc.*	656,853
9,709	GMS, Inc.*	526,713
10,367	International Game Technology PLC[1]	317,438
3,951	Johnson Outdoors, Inc. - Class A	325,839
12,180	Liberty Media Corp.-Liberty Braves*	300,846
35,266	Lifetime Brands, Inc.	461,985
9,703	Marine Products Corp.	117,309
13,474	Rush Enterprises, Inc. - Class A	699,840
5,090	ScanSource, Inc.*	160,742
4,070	Skyline Champion Corp.*	273,667
15,637	Standard Motor Products, Inc.	683,493
29,513	Superior Group of Cos., Inc.	605,016
		5,527,617
	CONSUMER, NON-CYCLICAL — 15.4%
7,454	AMN Healthcare Services, Inc.*	791,168
9,666	AngioDynamics, Inc.*	227,441
2,820	ASGN, Inc.*	312,428
118,469	Axcella Health, Inc.*	223,906
24,457	CBIZ, Inc.*	951,622
3,699	CRA International, Inc.	328,582
4,246	ICF International, Inc.	376,281
4,805	Inter Parfums, Inc.	446,288
3,880	iRadimed Corp.	192,836
3,829	Korn Ferry	253,710

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
1,826	Medpace Holdings, Inc.*	$279,323
35,802	Option Care Health, Inc.*	920,111
36,989	scPharmaceuticals, Inc.*	194,192
18,390	Surgery Partners, Inc.*	961,245
4,743	TriNet Group, Inc.*	414,111
5,967	Triton International Ltd.[1]	391,913
		7,265,157
	ENERGY — 5.3%
49,305	Berry Corp.	493,050
15,540	Brigham Minerals, Inc. - Class A	354,001
29,569	Earthstone Energy, Inc. - Class A*	384,397
14,185	HighPeak Energy, Inc.	299,871
10,745	Ovintiv, Inc.	492,658
14,600	Riley Exploration Permian, Inc.	489,100
		2,513,077
	FINANCIAL — 26.9%
8,674	1st Source Corp.	418,867
5,716	Amerant Bancorp, Inc.	185,484
18,700	American Equity Investment Life Holding Co.	704,803
29,446	AssetMark Financial Holdings, Inc.*	691,687
7,043	Bank of NT Butterfield & Son Ltd.[1]	270,451
33,514	Byline Bancorp, Inc.	913,927
2,471	Centerspace - REIT	232,249
10,604	Cohen & Steers, Inc.	861,681
18,367	Community Trust Bancorp, Inc.	776,557
21,291	ConnectOne Bancorp, Inc.	702,603
21,820	CrossFirst Bankshares, Inc.*	343,229
33,950	Donegal Group, Inc. - Class A	463,757
17,384	First Financial Corp.	808,530
7,612	Great Southern Bancorp, Inc.	467,529
5,197	Guaranty Bancshares, Inc.	181,739
24,223	Horizon Bancorp, Inc.	486,398
2,500	McGrath RentCorp	203,200
7,510	MidWestOne Financial Group, Inc.	226,727
9,009	NMI Holdings, Inc. - Class A*	208,468
10,260	Origin Bancorp, Inc.	473,807

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
7,934	Peapack-Gladstone Financial Corp.	$299,270
10,058	Peoples Bancorp, Inc.	314,614
2,853	Piper Sandler Cos.	422,272
14,180	RBB Bancorp	342,022
10,244	Republic Bancorp, Inc. - Class A	469,995
7,443	Saul Centers, Inc. - REIT	342,601
14,634	StepStone Group, Inc. - Class A	505,312
5,960	Towne Bank/Portsmouth VA	185,833
17,327	TPG RE Finance Trust, Inc. - REIT	205,152
		12,708,764
	INDUSTRIAL — 23.1%
14,690	Allied Motion Technologies, Inc.	511,506
5,810	Applied Industrial Technologies, Inc.	587,391
5,065	AZZ, Inc.	249,350
19,105	Cactus, Inc. - Class A	967,859
49,753	Costamare, Inc.[1]	671,665
7,254	EnPro Industries, Inc.	801,132
7,400	ESCO Technologies, Inc.	514,818
6,382	Fabrinet*,1	639,030
19,436	Gorman-Rupp Co.	724,185
37,872	Griffon Corp.	872,950
7,675	Hillenbrand, Inc.	366,174
2,643	Materion Corp.	220,823
15,812	Mueller Industries, Inc.	902,075
8,526	PAM Transportation Services, Inc.*	575,249
6,091	Standex International Corp.	645,220
30,745	Thermon Group Holdings, Inc.*	526,354
8,332	UFP Industries, Inc.	714,469
6,438	UFP Technologies, Inc.*	445,123
		10,935,373
	TECHNOLOGY — 7.2%
10,162	Amkor Technology, Inc.	230,373
5,707	CTS Corp.	216,524
3,614	Diodes, Inc.*	323,778
24,125	NextGen Healthcare, Inc.*	471,161
9,685	PDF Solutions, Inc.*	264,982

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
51,275	PlayAGS, Inc.*	$429,172
16,965	Sapiens International Corp. N.V.[1]	457,885
5,440	Semtech Corp.*	377,427
16,708	Super Micro Computer, Inc.*	656,457
		3,427,759
	UTILITIES — 4.0%
7,190	California Water Service Group	409,327
12,407	MGE Energy, Inc.	893,552
9,320	Otter Tail Corp.	576,535
		1,879,414
	TOTAL COMMON STOCKS
	(Cost $43,182,981)	46,463,646
	SHORT-TERM INVESTMENTS — 1.0%

Principal Amount
$448,619	UMB Bank demand deposit, 0.01% [2]	448,619
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $448,619)	448,619
	TOTAL INVESTMENTS — 99.3%
	(Cost $43,631,600)	46,912,265
	Other Assets in Excess of Liabilities — 0.7%	349,136
	TOTAL NET ASSETS — 100.0%	$47,261,401

PLC	— Public Limited Company
REIT	— Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security is denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.